Segment reporting (Details 3) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Total revenue	$ 27,971,360	$ 64,131,332	$ 110,364,887
Cost of revenues	(27,169,837)	(60,257,618)	(106,078,132)
Gross profit	801,523	3,873,714	4,286,755
Total operating expenses	(56,917,899)	(3,078,029)	(2,245,380)
Total operating expenses	56,917,899	3,078,029	2,245,380
(Loss) income from operations	(56,116,376)	795,685	2,041,375
Total other income (expenses), net	2,730,430	(5,423,193)	815,931
(Loss) income before income taxes	(53,385,946)	(4,627,508)	2,857,306
Income tax expense	(42)	(264)	(313,493)
Income tax expenses	42	264	313,493
Net (loss) income	(53,385,988)	(4,627,772)	2,543,813
PRC [Member]
Total revenue	20,644,439	64,121,932	110,364,887
Cost of revenues	(18,364,186)	(60,253,138)	(106,078,132)
Gross profit	2,280,253	3,868,794	4,286,755
Total operating expenses	56,096,515	2,739,910	2,245,380
Total operating expenses	(56,096,515)	(2,739,910)	(2,245,380)
(Loss) income from operations	(53,816,262)	1,128,884	2,041,375
Total other income (expenses), net	1,391,630	(5,458,081)	815,931
(Loss) income before income taxes	(52,424,632)	(4,329,197)	2,857,306
Income tax expense	(42)	(1,213)	(313,493)
Income tax expenses	42	1,213	313,493
Net (loss) income	(52,424,674)	(4,330,410)	2,543,813
United States of America [Member]
Total revenue	7,326,921	9,400	0
Cost of revenues	(8,805,651)	(4,480)	0
Gross profit	(1,478,730)	4,920	0
Total operating expenses	821,384	338,119	0
Total operating expenses	(821,384)	(338,119)	0
(Loss) income from operations	(2,300,114)	(333,199)	0
Total other income (expenses), net	1,338,800	34,888	0
(Loss) income before income taxes	(961,314)	(298,311)	0
Income tax expense	0	(949)	0
Income tax expenses	0	949	0
Net (loss) income	$ (961,314)	$ (297,362)	$ 0